CORPORATE INFORMATION	12 Months Ended
Dec. 31, 2021
Corporate Information [Abstract]
CORPORATE INFORMATION [Text Block]
1. Corporate Information

Loncor Gold Inc. (the "Company" or "Loncor") is a corporation governed by the Ontario Business Corporations Act. In June 2021, the Company changed its name from Loncor Resources Inc. to Loncor Gold Inc. The principal business of the Company is the acquisition and exploration of mineral properties.

These consolidated financial statements as at December 31, 2021 and 2020 and for the years ended December 31, 2021, 2020 and 2019 include the accounts of the Company and of its wholly owned subsidiaries in the Democratic Republic of the Congo (the "Congo"), Loncor Resources Congo SARL, and in Canada, Loncor Kilo Inc. Loncor Resources Congo SARL owns 100% of the common shares of Devon Resources SARL and 100% of Navarro Resources SARL.

Loncor Kilo Inc. owns 84.68% of the outstanding shares of Adumbi Mining S.A. ("Adumbi"), a company registered in the Congo which changed its name from KGL-Somituri SARL in January 2020, and 100% of the common shares of Kilo Isiro Atlantic Ltd (a British Virgin Islands company). Kilo Isiro Atlantic Ltd owns 100% of the shares of Isiro (Jersey) Limited which in turn owns 100% of the shares of KGL Isiro SARL in the Congo.

The Company is a publicly traded company whose outstanding common shares trade on the Toronto Stock Exchange, the OTCQX market in the United States and the Frankfurt Stock Exchange. The head office of the Company is located at 1 First Canadian Place, 100 King St. West, Suite 7070, Toronto, Ontario, M5X 1E3, Canada.